COMMITMENTS AND CONTINGENCIES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Schedule of Contractual Obligations
		Year 1	Year 2	Year 3	Year 4	Year 5
	Total	December 2016	December 2017	December 2018	December 2019	December 2020	Thereafter
Long-Term Debt Obligations	$250,000	$—	$—	250,000	$—	$—	$—
Current Convertible Debt Obligations	$611,428	$611,428	$—	—	$—	$—	$—
Current Debt Obligations	$1,254,648	$1,254,648	$—	—	$—	$—	$—
Capital Leases	$143,558	$35,607	$47,996	34,886	$17,287	$7,782	$—
Operating Lease Obligations	$14,845,173	$1,506,638	$2,061,836	2,036,119	$1,725,979	$1,644,042	$5,870,559
Total	$17,104,807	$3,408,321	$2,109,832	2,321,005	$1,743,266	$1,651,824	$5,870,559

		Year 1	Year 2	Year 3	Year 4	Year 5
	Total	December 2016	December 2017	December 2018	December 2019	December 2020	Thereafter
Long-Term Debt Obligations	$250,000	$—	$—	250,000	$—	$—	$—
Current Debt Obligations	$703,914	$703,914	$—	—	$—	$—	$—
Capital Leases	$154,997	$47,046	$47,996	34,886	$17,287	$7,782	$—
Operating Lease Obligations	$16,222,372	$2,145,105	$2,160,884	2,137,230	$1,837,408	$1,755,471	$6,186,274
Total	$17,331,283	$2,896,065	$2,208,880	2,422,116	$1,854,695	$1,763,253	$6,186,274

Schedule of Operating Leases
2016	$1,506,638
2017	2,061,836
2018	2,036,119
2019	1,725,979
2020	1,644,042
Thereafter	5,870,559
$14,845,173

2016	$2,145,105
2017	2,160,884
2018	2,137,230
2019	1,837,408
2020	1,755,471
Thereafter	6,186,274
$16,222,283